Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of net assets available for benefits:
Net assets available for benefits per the financial statements	$ 1,920,398,216	$ 1,518,156,186
Less: Amounts allocated to withdrawing participants	(101,793)	(38,618)
Net assets available for benefits per the Form 5500, at fair value	$ 1,920,296,423	$ 1,518,117,568